CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 520	$ 467
Cash equivalents	222	232
Restricted cash	125	128
Total cash and cash equivalents	$ 867	$ 827	$ 540	$ 374